Label	Element	Value
Tortoise North American Pipeline Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise North American Pipeline Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tortoise North American Pipeline Fund (the “Fund”) seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level.  These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance.  During the most recent fiscal year ended November 30, 2016, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees. Effective May 17, 2016, the Adviser lowered its management fee from 0.70% to 0.40%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an exchange-traded fund (“ETF”) and employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index.  The Underlying Index is a proprietary rules-based, capitalization weighted, float adjusted index designed to track the overall performance of equity securities of North American Pipeline Companies.  The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name (i.e. ,North American Pipeline Companies). A Pipeline Company is defined as a company that either 1) has been assigned a standard industrial classification (“SIC”) system code that indicates the company operates in the energy pipeline industry or 2) has at least 50% of its assets, cash flow or revenue associated with the operation or ownership of energy pipelines.  Pipeline Companies engage in the business of transporting natural gas, crude oil and refined products, storing, gathering and processing such gas, oil and products and local gas distribution.

To be included in the Underlying Index, a company must be a Pipeline Company that is organized and has its principal place of business in the United States or Canada (such Pipeline Companies are collectively referred to in this Prospectus as “North American Pipeline Companies”) and is listed on the New York Stock Exchange, NASDAQ, NYSE MKT or Toronto Stock Exchange.  Eligible constituents must also have a total float adjusted equity market capitalization of at least $200 million USD at the time of inclusion in the Underlying Index.  In order to remain in the Underlying Index, a company must maintain an average float adjusted equity market capitalization of at least $175 million USD for a minimum of 20 trading days prior to the rebalance of the Underlying Index.

Underlying Index constituents may include the following equity securities of North American Pipeline Companies: 1) common stock; 2) interests in master limited partnerships (“MLPs”); 3) interests in Pipeline Companies structured as limited liability companies (“LLCs”); and 4) equity securities of MLP affiliates, including MLP I-Shares (indirect ownership interests in MLPs issued by MLP affiliates) and common shares of corporations that own, directly or indirectly, MLP general partner interests (collectively referred to herein as “MLP Affiliates”).  MLP interests included in the Underlying Index must pay a distribution greater than or equal to their minimum quarterly distribution (“MQD”) at the time of inclusion in the Underlying Index.  No more than 20% of the Underlying Index may consist of MLPs and no constituent can exceed 7.5% of the Underlying Index.  Additionally, affiliated MLP families (e.g., related MLPs and/or MLP Affiliates) in aggregate may not comprise more than 15% of the Underlying Index.

In seeking to achieve its objective as an index fund, the Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (or depository receipts based on such securities).  Under normal conditions, the Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings.  In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance that corresponds to the performance of the Underlying Index.  The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to the Underlying Index and its components, cash and cash equivalents, other investment companies, as well as in securities and other instruments not included in its Underlying Index but which Tortoise Index Solutions, LLC (the “Adviser”) believes will help the Fund track its Underlying Index.

As of the December 16, 2016 rebalance, the Underlying Index was comprised of 90 components.  No constituents will be added to the Underlying Index between rebalance dates, which take place on a quarterly basis in March, June, September and December.  Constituents are reviewed annually, at the December rebalance, to determine that they continue to meet the definition of Pipeline Company under the Underlying Index methodology.  Constituents in the Underlying Index may be deleted from the Underlying Index due to corporate events such as mergers, acquisitions, bankruptcies, takeovers, or delistings.  Standard rebalances take place on a quarterly basis. Special rebalances are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis.  Underlying Index constituent changes and updates as well as any changes to the methodology will be posted to www.tortoiseindexsolutions.com. The Underlying Index was established by an affiliate of the Adviser and is owned by the Adviser.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries.  The Underlying Index and the Fund will be concentrated in the energy pipeline industry.

The Fund has elected to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As part of qualifying as a RIC under the Code, the Fund may not invest more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships.  If for any taxable year the Fund fails to qualify as a RIC, its taxable income will be subject to federal income tax at regular corporate rates and income available for distribution to shareholders will be reduced.  Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.  Given the Fund’s contemplated investments in MLPs, qualifying as a RIC presents unusual challenges and may limit its investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. The Underlying Index and the Fund will be concentrated in the energy pipeline industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set forth below.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

General Market Risk.  The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Concentration Risk.  Because the Fund’s assets will be concentrated in the energy pipeline industry, the Fund is subject to loss due to adverse occurrences that may affect that industry.  The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy.  An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

Energy Pipeline Industry Risk.  Companies in the energy pipeline industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including but not limited to risks associated with companies owning and/or operating pipelines, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Equity Securities Risk.  Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors affecting securities markets generally, the equity securities of pipeline companies in particular, or a particular company.

MLP Risk.  MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP.  Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.  Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes.  If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

The Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Fund from such MLPs for such year, and, as a result, the Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs.  If you hold shares in the Fund when such gains or losses are recognized, you may be required to pay tax on one or more Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefitted from the associated MLP cash distributions.

MLP Affiliate Risk.  The performance of securities issued by MLP Affiliates, including MLP I- Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP.  The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.  Securities of MLP I-Shares may trade at a market price below that of the MLP Affiliate and may be less liquid than securities of the MLP Affiliate.

Non-U.S. Securities Risk.  Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Canadian Securities Risk. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in companies with large market capitalizations is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

RIC Compliance Risk.  The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” (a “RIC”) under the Code.  Given the Fund’s contemplated investments in MLPs, qualifying as a RIC presents unusual challenges and may limit its investment opportunities.  If for any taxable year the Fund fails to qualify as a RIC, its taxable income will be subject to federal income tax at regular corporate rates and income available for distribution to shareholders will be reduced.

Liquidity Risk.  The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price or in a timely manner.  Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

Passive Investment Risk.  The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

Tracking Error Risk.  There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective.  The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements.  Consequently, the performance of the Fund may diverge from that of its Underlying Index.  This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities.  Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Derivatives Risk.  Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks.  Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk).

Non-Diversification Risk.  The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Absence of Active Trading Market Risk.  Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.  There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than Net Asset Value Per Share (“NAV”).  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV.  If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Trading Risks.  The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets.  Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market.  Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Legal and Regulatory Change Risks.  The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy.  The effect of any future regulatory change on the Fund could be substantial and adverse.

Newer Fund and Advisor Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees (the “Board”) of Managed Portfolio Series (the “Trust”) may determine to liquidate the Fund.  In addition, the Adviser is a recently registered investment adviser and currently manages one other fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.  It is anticipated that on or about March 20, 2017, substantially all of the assets of the Tortoise North American Pipeline Fund, a series of Montage Managers Trust (the “Predecessor Fund”), which had the same portfolio manager as the Fund and has identical investment strategies as the Fund, will be transferred to the Fund in a tax-free reorganization.  The bar chart shows the Predecessor Fund’s performance for the calendar year ended December 31, 2016.  The table illustrates how the Predecessor Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Underlying Index.  The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information for the Fund is available on the Fund’s website -- www.tortoiseindexsolutions.com/tpyp/performance/ -- or by calling 844-TR-INDEX (844-874-6339).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-874-6339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tortoiseindexsolutions.com/tpyp/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
Q2 2016 15.76%	Q4 2016 1.25%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.25%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2016)
Tortoise North American Pipeline Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2015
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Index℠ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Tortoise North American Pipeline Index℠ (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2015
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2016	rr_AnnualReturn2016	37.49%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	37.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2015
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)
Tortoise North American Pipeline Fund | Tortoise North American Pipeline Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.09%

[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees. Effective May 17, 2016, the Adviser lowered its management fee from 0.70% to 0.40%.